Employee Benefits - Trust Assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mexican subsidiaries
Variable return:
Plan asset investment for related parties, percentage	10.00%
Federal government instruments of the respective countries | Minimum
Variable return:
Fund assets, percentage	30.00%
Level 1
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Level 1 | Traded Securities
Fixed return:
Trust assets fixed return percentage	17.00%	27.00%
Level 1 | Bank instruments
Fixed return:
Trust assets fixed return percentage	10.00%	9.00%
Level 1 | Federal government instruments of the respective countries
Fixed return:
Trust assets fixed return percentage	35.00%	29.00%
Level 1 | Publicly traded shares
Variable return:
Trust assets variable return percentage	38.00%	35.00%